DIRECTORS LOAN (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Directors Loans
Opening balance	$ 825,540	$ 784,947	$ 784,947	$ 648,005
Amortization of transaction costs	$ 40,593	$ 30,472	40,593	136,942
Closing balance			$ 825,540	$ 784,947